Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2017
Fair Value Disclosures [Abstract]
Fair Value, Assets Measured on Recurring Basis
The following tables show the fair values of certain of our financial instruments:

	December 31, 2017
(In thousands)	Balance	Level 1	Level 2	Level 3
Assets
Cash and cash equivalents	$203,104	$203,104	$—	$—
Restricted cash	24,175	24,175	—	—
Investment available for sale	17,752	—	—	17,752

Liabilities
Contingent payments	$2,887	$—	$—	$2,887

	December 31, 2016
(In thousands)	Balance	Level 1	Level 2	Level 3
Assets
Cash and cash equivalents	$193,862	$193,862	$—	$—
Restricted cash	16,488	16,488	—	—
Investment available for sale	17,259	—	—	17,259

Liabilities
Contingent payments	$3,038	$—	$—	$3,038

Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Level 3 Inputs
The following tables summarize the changes in fair value of the Company’s Level 3 assets and liabilities:

	December 31, 2017
	Assets	Liabilities
(In thousands)	Investment Available for Sale	Contingent Payments
Balance at January 1, 2017	$17,259	$(3,038)
Total gains (losses) (realized or unrealized):
Included in interest income (expense)	138	(335)
Included in other comprehensive income (loss)	795	—
Included in other items, net	—	(333)
Purchases, sales, issuances and settlements:
Settlements	(440)	819
Balance at December 31, 2017	$17,752	$(2,887)

	December 31, 2016
	Assets	Liabilities
(In thousands)	Investment Available for Sale	Contingent Payments
Balance at January 1, 2016	$17,839	$(3,632)
Total gains (losses) (realized or unrealized):
Included in interest income (expense)	130	(600)
Included in other comprehensive income (loss)	(299)	—
Included in other items, net	—	346
Purchases, sales, issuances and settlements:
Settlements	(411)	848
Balance at December 31, 2016	$17,259	$(3,038)

Fair Value, Assets Measured on Recurring and Nonrecurring Basis
The following tables provide the fair value measurement information about our obligation under minimum assessment agreements and other financial instruments:

	December 31, 2017
(In thousands)	Outstanding Face Amount	Carrying Value	Estimated Fair Value	Fair Value Hierarchy
Liabilities
Obligation under assessment arrangements	$31,729	$25,602	$26,999	Level 3

	December 31, 2016
(In thousands)	Outstanding Face Amount	Carrying Value	Estimated Fair Value	Fair Value Hierarchy
Liabilities
Obligation under assessment arrangements	$33,456	$26,660	$27,054	Level 3
Other financial instruments	100	97	97	Level 3

Fair Value, Liabilities Measured on Recurring and Nonrecurring Basis

The following tables provide the fair value measurement information about our long-term debt:

	December 31, 2017
(In thousands)	Outstanding Face Amount	Carrying Value	Estimated Fair Value	Fair Value Hierarchy
Credit Facility	$1,621,054	$1,595,703	$1,625,178	Level 2
6.875% Senior Notes due 2023	750,000	740,545	798,750	Level 1
6.375% Senior Notes due 2026	750,000	739,128	810,000	Level 1
Other	504	504	504	Level 3
Total debt	$3,121,558	$3,075,880	$3,234,432

	December 31, 2016
(In thousands)	Outstanding Face Amount	Carrying Value	Estimated Fair Value	Fair Value Hierarchy
Credit Facility	$1,782,538	$1,752,147	$1,791,853	Level 2
6.875% Senior Notes due 2023	750,000	738,791	806,250	Level 1
6.375% Senior Notes due 2026	750,000	737,926	804,375	Level 1
Other	591	591	591	Level 3
Total debt	$3,283,129	$3,229,455	$3,403,069